Additional disclosure requirements - Condensed Balance Sheets (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and due from banks	€ 158,978		€ 134,228
Trading account assets	234,834	€ 230,253
Premises and equipment, net	28,174	31,212
Other assets	11,167	8,559
TOTAL ASSETS	1,815,888	1,837,081
Liabilities
Other liabilities	15,862	16,344
TOTAL LIABILITIES	1,706,903	1,729,754
Stockholders' equity
Capital stock	7,443	7,576
TOTAL EQUITY	108,985	107,327	€ 103,648	€ 104,241
TOTAL LIABILITIES AND EQUITY	1,815,888	1,837,081
Banco Santander S.A. | Reportable legal entities
Assets
Cash and due from banks	144,193	157,665
Trading account assets	148,171	135,758
Investment securities	76,801	77,230
Investment in affiliated companies	96,012	100,045
Premises and equipment, net	6,046	6,219
Other assets	19,135	15,986
TOTAL ASSETS	798,657	794,840
Liabilities
Deposits	387,173	393,787
Short-term debt	121,204	88,263
Long-term debt	114,122	137,549
Total debt	235,326	225,812
Other liabilities	95,560	96,909
TOTAL LIABILITIES	718,059	716,508
Stockholders' equity
Capital stock	7,443	7,576
Retained earnings and other reserves	73,155	70,756
TOTAL EQUITY	80,597	78,332
TOTAL LIABILITIES AND EQUITY	798,657	794,840
Banco Santander S.A. | Reportable legal entities | Loans and Leases
Assets
Financial assets	308,299	301,937
Bank subsidiaries | Banco Santander S.A. | Reportable legal entities
Assets
Cash and due from banks	7,888	5,952
Investment securities	16,441	16,191
Investment in affiliated companies	70,536	74,624
Liabilities
Deposits	9,343	6,645
Total debt	1,955	100
Non-bank subsidiaries | Banco Santander S.A. | Reportable legal entities
Assets
Investment securities	1,215	1,005
Investment in affiliated companies	25,475	25,421
Liabilities
Deposits	23,267	19,176
Total debt	1,339	2,428
Non-bank subsidiaries | Banco Santander S.A. | Reportable legal entities | Loans and Leases
Assets
Financial assets	€ 22,867	€ 21,127